UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY 12801

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

11/30

Date of reporting period: 8/31/14

Item 1.  Schedule of Investments.

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2014

Shares		Fair Value	Shares		Fair Value
COMMON STOCK - 97.96%			Cosmetics/Personal Care - 1.84%
Aerospace/Defense - 0.95%			14,000	Colgate-Palmolive Co.	$ 906,220
10,500	United Technologies Corp.	$ 1,133,790	15,500	Procter & Gamble Co.	1,288,205
					2,194,425
Airlines - 1.07%			Diversified Financial Services - 3.90%
40,000	Southwest Airlines Co.	1,280,400	7,000	American Express Co.	626,850
			15,000	Franklin Resources, Inc.	847,800
Apparel - 2.75%			15,000	Visa, Inc. - Class A	3,187,800
48,000	Under Armour, Inc. *	3,281,280			4,662,450
			Electric - 1.11%
Auto Manufacturers - 0.58%			8,650	Duke Energy Corp.	640,013
20,000	General Motors Co.	696,000	6,965	NextEra Energy, Inc.	685,704
					1,325,717
Auto Parts & Equipment - 0.82%			Electronics - 1.20%
20,000	Gentherm, Inc. *	977,000	15,000	Honeywell International, Inc.	1,428,450

Banks - 10.81%			Food - 1.41%
150,385	Bank of America Corp.	2,419,695	7,500	General Mills, Inc.	400,350
30,000	Bank of New York Mellon Corp.	1,175,400	10,500	Kraft Foods Group, Inc.	618,450
42,500	Citigroup, Inc.	2,195,125	17,000	Whole Foods Market, Inc.	665,380
10,000	Goldman Sachs Group, Inc.	1,791,100			1,684,180
22,000	JP Morgan Chase & Co.	1,307,900	Gas - 0.44%
60,000	Morgan Stanley	2,058,600	5,000	Sempra Energy	529,850
22,300	US Bancorp	942,844
20,000	Wells Fargo & Co.	1,028,800	Healthcare - 0.73%
		12,919,464	10,000	UnitedHealth Group, Inc.	866,800
Beverages - 1.80%
20,000	Coca-Cola Co.	834,400	Insurance - 4.93%
14,200	PepsiCo, Inc.	1,313,358	20,000	Aflac, Inc.	1,224,800
		2,147,758	20,000	American International Group, Inc.	1,121,200
Biotechnology - 5.53%			15,500	Berkshire Hathaway, Inc. *	2,127,375
15,000	Amgen, Inc.	2,090,700	15,000	Travelers Cos, Inc.	1,420,650
4,000	Biogen Idec, Inc.*	1,372,160			5,894,025
19,000	Celgene Corp. *	1,805,380	Internet - 11.10%
12,500	Gilead Sciences, Inc. *	1,344,750	13,600	Amazon.com, Inc. *	4,610,944
		6,612,990	20,000	eBay, Inc. *	1,110,000
Building Materials - 1.53%			22,500	Facebook, Inc. - Class A*	1,683,450
55,000	Masco Corp.	1,290,850	4,000	Google, Inc. - Class A *	2,329,440
8,500	Vulcan Materials Co.	538,730	4,000	Google, Inc. - Class C *	2,286,400
		1,829,580	1,000	Priceline Group, Inc. *	1,244,310
Chemicals - 0.84%					13,264,544
4,500	EI du Pont de Nemours & Co.	297,495	Machinery - Construction & Mining - 1.28%
7,000	International Flavors & Fragrances, Inc.	711,130	14,000	Caterpillar, Inc.	1,526,980
		1,008,625
Computers / Network Products - 4.18%			Media - 1.24%
12,000	Accenture PLC - Class A	972,720	10,000	Comcast Corp.	547,300
39,270	Apple, Inc.	4,025,175	10,345	Walt Disney Co.	929,809
		4,997,895			1,477,109

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2014

Shares		Fair Value	Shares		Fair Value
Mining - 0.23%			Semiconductors - 1.75%
10,000	Newmont Mining Corp.	$ 270,900	20,000	Intel Corp.	$ 698,400
			18,250	Qualcomm, Inc.	1,388,825
Miscellaneous Manufacturers - 1.89%					2,087,225
12,500	Danaher Corp.	957,625	Software - 3.72%
50,000	General Electric Co.	1,299,000	10,000	Cerner Corp. *	576,600
		2,256,625	23,870	Microsoft Corp.	1,084,414
Oil & Gas Producers - 8.49%			47,000	Salesforce.com, Inc. *	2,777,230
7,500	Apache Corp.	763,725			4,438,244
6,000	Chevron Corp.	776,700	Telecommunications - 3.48%
9,750	ConocoPhillips	791,895	16,270	AT&T, Inc.	568,799
12,000	Exxon Mobil Corp.	1,193,520	105,000	Corning, Inc.	2,190,300
13,900	Helmerich & Payne, Inc.	1,460,195	25,000	Juniper Networks, Inc.	579,750
15,000	Matathon Oil Corp.	625,350	16,540	Verizon Communications, Inc.	824,023
20,000	Noble Energy, Inc.	1,442,800			4,162,872
20,000	Phillips 66	1,740,400	Transportation - 2.97%
25,000	Valero Energy Corp.	1,353,500	8,000	FedEx Corp.	1,183,040
		10,148,085	16,000	Union Pacific Corp.	1,684,320
Oil & Gas Services - 2.38%			7,000	United Parcel Service, Inc. - Class. B	681,310
14,500	National Oilwell Varco, Inc.	1,253,235			3,548,670
14,500	Schlumberger, Ltd.	1,589,780
		2,843,015	TOTAL COMMON STOCK		117,038,307
			(Cost - $73,084,404)
Pharmaceuticals - 6.85%
5,000	Actavis PLC *	1,134,900	MONEY MARKET FUND - 1.97%
17,500	AmersourceBergen Corp.	1,354,325	2,354,353	BlackRock Liquidity TempCash
10,000	Express Scripts Holding Co. *	739,300		Fund - Dollar Shares, 0.01% (a)	2,354,353
10,000	Johnson & Johnson	1,037,300	TOTAL MONEY MARKET FUND		2,354,353
17,900	Merck & Co, Inc.	1,075,969	(Cost - $2,354,353)
30,000	Mylan, Inc. *	1,458,000
47,000	Pfizer, Inc.	1,381,330	TOTAL INVESTMENTS - 99.93%
		8,181,124	(Cost - $75,438,757) (b)		$ 119,392,660
			Other assets less liabilities - 0.07%		84,479
Retail - 6.16%			TOTAL NET ASSETS - 100.00%		$ 119,477,139
15,000	Cheesecake Factory, Inc.	674,250
2,500	Chipotle Mexican Grill, Inc. - Class A *	1,696,625
13,000	Costco Wholesale Corp.	1,574,040
16,000	CVS Health Corp.	1,271,200
7,000	Starbucks Corp.	544,670
12,500	Wal-Mart Stores, Inc.	943,750
10,000	Williams-Sonoma, Inc.	657,700
		7,362,235

PLC - Public Limited Company
* Non-income producing security.
(a) Variable rate yield; the coupon rate shown represents the rate as of August 31, 2014.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $75,580,420 and differs from market value by unrealized appreciation (depreciation) of securities as follows:
				Unrealized Appreciation:	$ 44,015,685
				Unrealized Depreciation:	(203,445)
				Net Unrealized Appreciation	$ 43,812,240

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2014
Principal Amount		Fair Value	Principal Amount		Fair Value
CORPORATE BONDS - 64.52%			Computers - 0.86%
Aerospace / Defense - 3.26%				International Business Machines Corp.
	Boeing Co.		$ 500,000	5.70%, due 9/14/17	$ 566,085
$ 1,000,000	3.75%, due 11/20/16	$ 1,065,743
	Lockheed Martin Corp.		Cosmetics / Personal Care - 1.84%
500,000	3.35%, due 9/15/21	522,318		Avon Products, Inc.
	Rockwell Collins, Inc.		625,000	4.20%, due 7/15/18	642,296
500,000	5.25%, due 7/15/19	551,061		Procter & Gamble Company
		2,139,122	500,000	4.70%, due 2/15/19	564,252
Banks - 11.42%					1,206,548
	American Express Centurion		Diversified Financial Services - 5.96%
1,100,000	5.95%, due 6/12/17	1,239,327		American Express Co.
	Bank of America Corp.		1,000,000	1.55%, due 5/22/18	991,818
500,000	2.65%, due 4/1/19	505,636		Ameriprise Financial, Inc.
	BB&T Corp.		250,000	5.30%, due 3/15/20	286,665
500,000	5.25%, due 11/1/19	567,481		Bear Stearns Company, Inc.
	Goldman Sachs Group, Inc.		500,000	5.55%, due 1/22/17	547,798
500,000	2.90%, due 7/19/18	514,461		Ford Motor Credit Co. LLC
800,000	5.375%, due 3/15/20	904,500	500,000	2.375%, due 1/16/18	508,718
	Morgan Stanley			General Electric Capital Corp.
1,000,000	5.75%, due 10/18/16	1,095,018	500,000	5.375%, due 10/20/16	546,754
500,000	2.125%, due 4/25/18	503,439	500,000	2.3%, due 4/27/17	514,368
500,000	2.50%, due 1/24/19	505,645	500,000	2.3%, due 1/14/19	509,839
1,000,000	5.625%, due 9/23/19	1,143,969			3,905,960
	Wells Fargo & Co.		Electric - 0.40%
500,000	3.45%, due 2/13/23	504,015		Exelon Generation Co. LLC
		7,483,491	250,000	4.00%, due 10/1/20	264,166
Beverages - 0.86%
	Coca-Cola Co.		Electrical Components & Equipment - 2.58%
500,000	4.875%, due 3/15/19	564,319		Emerson Electric Co.
			1,000,000	5.375%, due 10/15/17	1,122,227
Biotechnology - 0.40%			500,000	4.875%, due 10/15/19	566,332
	Amgen, Inc.				1,688,559
250,000	3.45%, due 10/1/20	260,890	Electric Utilities - 2.39%
				American Electric Power, Inc.
Chemicals - 3.28%			250,000	1.65%, due 12/15/17	251,164
	El du Pont de Nemours & Co.			Duke Energy Corp.,
500,000	3.625%, due 1/15/21	535,333	1,000,000	3.55%, due 9/15/21	1,054,759
	Monsanto Co.			Duke Energy Florida, Inc.
1,000,000	5.125%, due 4/15/18	1,118,859	250,000	3.10%, due 8/15/21	258,889
	Praxair, Inc.				1,564,812
500,000	2.45%, due 2/15/22	491,293	Food - 1.62%
		2,145,485		Campbell Soup Co.
Commercial Services - 2.54%			500,000	4.50%, due 2/15/19	547,390
	Western Union Co.			Kroger Co.
1,000,000	5.93%, due 10/1/16	1,093,907	500,000	3.30%, due 1/15/21	514,682
550,000	2.875%, due 12/10/17	569,153			1,062,072
		1,663,060

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2014
Principal Amount		Fair Value	Principal Amount		Fair Value
Healthcare - Products - 0.84%			Semiconductors - 1.20%
	Baxter International, Inc.			Intel Corp.
$ 500,000	4.50%, due 8/15/19	$ 553,219	$ 750,000	3.30%, due 10/1/21	$ 784,714

Healthcare - Services - 1.18%			Software - 0.85%
	UnitedHealth Group, Inc.			Microsoft Corp.
500,000	1.625%, due 3/15/19	493,452	500,000	4.20%, due 6/1/19	553,616
250,000	4.70%, due 2/15/21	280,980
		774,432	Telecommunications - 8.74%
Household Products/Wares - 0.75%				AT&T, Inc.
	Kimberly Clark Corp.		500,000	1.40%, due 12/1/17	500,095
500,000	2.40%, due 3/1/22	493,243	1,000,000	5.60%, due 5/15/18	1,137,679
			500,000	3.00%, due 2/15/22	502,993
Insurance - 2.50%				Cisco Systems, Inc.
	Aflac, Inc.		500,000	4.95%, due 2/15/19	563,181
1,000,000	4.00%, due 2/15/22	1,074,947		Verizon Communications, Inc.
	Berkshire Hathaway Finance Corp.		520,000	2.00%, due 11/1/16	530,443
500,000	5.40%, due 5/15/18	566,042	1,000,000	5.50%, due 2/15/18	1,131,427
		1,640,989	500,000	3.65%, due 9/14/18	533,607
Iron / Steel - 0.87%	`		500,000	4.60%, due 4/1/21	554,334
	Nucor Corp.			Vodafone Group PLC
500,000	5.85%, due 6/1/18	570,986	250,000	4.375%, due 3/16/21	274,143
					5,727,902
Media - 0.38%			Transportation - 1.15%
	Walt Disney Company			Union Pacific Corp.
250,000	1.10%, due 12/1/17	248,545	500,000	2.75%, due 4/15/23	494,324
				United Parcel Service, Inc.
Oil & Gas - 0.77%			250,000	3.125%, due 1/15/21	262,143
	BP Capital Markets PLC				756,467
500,000	2.237%, due 5/10/19	503,296
			TOTAL CORPORATE BONDS
Pharmaceutical - 1.48%			(Cost - $40,601,201)		$ 42,287,379
	Teva Pharmaceutical Finance Co.
1,000,000	2.95%, due 12/18/22	970,532	U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.76%
			Government Agencies - 27.76%
Retail - 6.40%				Federal Farm Credit Bank
	Costco Wholesale Corp.		1,000,000	1.10%, due 8/22/17	996,894
500,000	1.70%, due 12/15/19	493,052	1,000,000	4.67%, due 2/27/18	1,119,326
	Lowe's Co., Inc.		500,000	1.62%, due 4/23/20	485,892
1,000,000	4.625%, due 4/15/20	1,116,180		Federal Home Loan Bank
	McDonald's Corp.		2,000,000	0.60%, due 2/8/17	1,994,994
500,000	2.625%, due 1/15/22	503,511	500,000	1.22%, due 2/28/18	499,329
	Staples, Inc.		1,000,000	1.55%, due 7/27/18	1,006,044
500,000	2.75%, due 1/12/18	505,978	2,000,000	1.75%, due 8/7/18	2,008,274
500,000	4.375%, due 1/12/23	501,867	500,000	1.75%, due 12/14/18	502,997
	Starbucks Corp.		1,000,000	1.37%, due 10/24/19	971,529
500,000	6.25%, due 8/15/17	570,355	500,000	1.25%, due 12/13/19	487,614
	Walgreen Company		1,000,000	1.78%, due 3/27/20	978,357
500,000	1.80%, due 9/15/17	503,926	500,000	2.875%, due 9/11/20	522,650
		4,194,869	1,000,000	3.125%, due 12/11/20	1,060,731

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2014
Principal Amount		Fair Value	Shares		Fair Value
Government Agencies - 27.76% (Continued)				MONEY MARKET FUND - 7.05%
	Federal Home Loan Bank (Continued)			BlackRock Liquidity TempCash
$ 500,000	3.00%, due 9/10/21	$ 524,480	4,617,030	Fund - Dollar Shares, 0.01% (a)	$ 4,617,030
	Federal Home Loan Mortgage Corp.			TOTAL MONEY MARKET FUND
2,000,000	1.05%, due 10/30/18	1,958,888	(Cost - $4,617,030)
	Federal National Mortgage Association
1,000,000	1.00%, due 9/20/17	996,449		TOTAL INVESTMENTS - 99.33%
1,000,000	1.55%, due 9/26/19	973,231	(Cost - $63,298,241) (b)		65,099,117
	Tennessee Valley Authority			Other assets less liabilities - 0.67%	441,021
1,000,000	4.50%, due 4/1/18	1,107,029		TOTAL NET ASSETS - 100.00%	$ 65,540,138
		18,194,708

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost - $18,080,010)		$ 18,194,708

PLC - Public Limited Company
(a) Variable rate yield; the coupon rate shown represents the rate as of August 31, 2014.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $63,298,241 and differs from market value by unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:	$ 1,963,708
				Unrealized Depreciation:	(162,832)
				Net Unrealized Appreciation	$ 1,800,876

THE NORTH COUNTRY FUNDS
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

Security Valuation- Securities which are traded on a national securities exchange are valued at the last quoted sale price.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  Investments for which no sales are reported are valued at the mean between the current bid and ask prices on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below.  When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities.  However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2014 for the Funds' assets measured at fair value:

North Country Equity Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 117,038,307	$ -	$ -	$ 117,038,307
Money Market Fund	2,354,353	-	-	2,354,353
Total	$ 119,392,660	$ -	$ -	$ 119,392,660
The Fund did not hold any Level 3 securities during the period.

North Country Intermediate Bond Fund
Assets*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 42,287,379	$ -	$ 42,287,379
U.S. Government & Agency Obligations	-	18,194,708	-	18,194,708
Money Market Fund	4,617,030	-	-	4,617,030
Total	$ 4,617,030	$ 60,482,087	$ -	$ 65,099,117
The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the period.
It is the Funds' policy to record transfers into or out of Level 1 or Level 2 at the end of the reporting period.
*Refer to the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/Jim Colantino

       Jim Colantino, President

Date       10/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jim Colantino

       Jim Colantino, President

Date       10/29/14

By (Signature and Title)

/s/Harris Cohen

       Harris Cohen, Treasurer

Date      10/29/14